Derivatives - Schedule of Composition of Derivative Financial Instruments Portfolio (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 41,854	R$ 23,466
% per maturity term	100.00%	100.00%
Derivative assets [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 165	R$ 492
% per maturity term	0.40%	2.10%
Derivative assets [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6,998	R$ 3,987
% per maturity term	16.70%	17.00%
Derivative assets [Member] | 0-30 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 4	R$ 209
Derivative assets [Member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 5,720	R$ 2,289
% per maturity term	13.70%	9.80%
Derivative assets [Member] | 31-90 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 10
Derivative assets [Member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,194	R$ 1,782
% per maturity term	5.20%	7.60%
Derivative assets [Member] | 91-180 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 2
Derivative assets [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 3,045	R$ 2,313
% per maturity term	7.30%	9.90%
Derivative assets [Member] | 181-365 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 2
Derivative assets [Member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 5,355	R$ 4,069
% per maturity term	12.80%	17.30%
Derivative assets [Member] | 366-720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6	R$ 13
Derivative assets [Member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 18,542	R$ 9,026
% per maturity term	44.30%	38.40%
Derivative assets [Member] | Over 720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 155	R$ 256
Derivative assets [Member] | Swap [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 26,458	R$ 13,093
% per maturity term	63.20%	55.80%
Derivative assets [Member] | Swap [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 107	R$ 705
Derivative assets [Member] | Swap [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,807	187
Derivative assets [Member] | Swap [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	564	252
Derivative assets [Member] | Swap [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,668	700
Derivative assets [Member] | Swap [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	4,464	2,894
Derivative assets [Member] | Swap [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	17,848	8,355
Derivative assets [Member] | Optimum premiums [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 8,456	R$ 4,215
% per maturity term	20.20%	18.00%
Derivative assets [Member] | Optimum premiums [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 4,696	R$ 1,167
Derivative assets [Member] | Optimum premiums [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,963	408
Derivative assets [Member] | Optimum premiums [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	354	610
Derivative assets [Member] | Optimum premiums [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	726	872
Derivative assets [Member] | Optimum premiums [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	500	975
Derivative assets [Member] | Optimum premiums [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	217	183
Derivative assets [Member] | Forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,162	R$ 1,835
% per maturity term	5.20%	7.80%
Derivative assets [Member] | Forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 940	R$ 893
Derivative assets [Member] | Forward [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	636	716
Derivative assets [Member] | Forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	484	145
Derivative assets [Member] | Forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	87	81
Derivative assets [Member] | Credit derivatives financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 167	R$ 120
% per maturity term	0.40%	0.50%
Derivative assets [Member] | Credit derivatives financial institutions [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 5	R$ 1
Derivative assets [Member] | Credit derivatives financial institutions [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	3	5
Derivative assets [Member] | Credit derivatives financial institutions [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	23	9
Derivative assets [Member] | Credit derivatives financial institutions [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	136	105
Derivative assets [Member] | Non deliverable forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 4,446	R$ 3,711
% per maturity term	10.60%	15.80%
Derivative assets [Member] | Non deliverable forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,251	R$ 1,013
Derivative assets [Member] | Non deliverable forward [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,314	968
Derivative assets [Member] | Non deliverable forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	787	772
Derivative assets [Member] | Non deliverable forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	561	653
Derivative assets [Member] | Non deliverable forward [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	347	178
Derivative assets [Member] | Non deliverable forward [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	186	127
Derivative assets [Member] | Forward [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	15
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (47,828)	R$ (27,519)
% per maturity term	100.00%	100.00%
Derivative liabilities [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (75)	R$ (80)
% per maturity term	0.20%	0.30%
Derivative liabilities [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (6,653)	R$ (3,168)
% per maturity term	13.90%	11.50%
Derivative liabilities [member] | 0-30 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (15)	R$ (2)
Derivative liabilities [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (7,160)	R$ (2,253)
% per maturity term	15.00%	8.20%
Derivative liabilities [member] | 31-90 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1)	R$ (2)
Derivative liabilities [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1,940)	R$ (1,817)
% per maturity term	4.10%	6.60%
Derivative liabilities [member] | 91-180 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2)	R$ (8)
Derivative liabilities [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (3,096)	R$ (2,815)
% per maturity term	6.50%	10.20%
Derivative liabilities [member] | 181-365 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (4)	R$ (13)
Derivative liabilities [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (9,458)	R$ (5,672)
% per maturity term	19.70%	20.60%
Derivative liabilities [member] | 366-720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (9)	R$ (8)
Derivative liabilities [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (19,521)	R$ (11,794)
% per maturity term	40.80%	42.90%
Derivative liabilities [member] | Over 720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (44)	R$ (47)
Derivative liabilities [member] | Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (32,927)	R$ (19,516)
% per maturity term	68.80%	70.90%
Derivative liabilities [member] | Swaps [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (326)	R$ (923)
Derivative liabilities [member] | Swaps [Member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(2,557)	(979)
Derivative liabilities [member] | Swaps [Member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(898)	(622)
Derivative liabilities [member] | Swaps [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,763)	(1,417)
Derivative liabilities [member] | Swaps [Member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(8,349)	(4,687)
Derivative liabilities [member] | Swaps [Member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(19,034)	(10,888)
Derivative liabilities [member] | Optimum premiums [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (9,061)	R$ (3,929)
% per maturity term	18.90%	14.30%
Derivative liabilities [member] | Optimum premiums [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (3,668)	R$ (883)
Derivative liabilities [member] | Optimum premiums [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(3,494)	(500)
Derivative liabilities [member] | Optimum premiums [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(383)	(604)
Derivative liabilities [member] | Optimum premiums [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(690)	(831)
Derivative liabilities [member] | Optimum premiums [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(571)	(823)
Derivative liabilities [member] | Optimum premiums [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(255)	(288)
Derivative liabilities [member] | Forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (754)	R$ (470)
% per maturity term	1.60%	1.70%
Derivative liabilities [member] | Forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (753)	R$ (470)
Derivative liabilities [member] | Forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1)
Derivative liabilities [member] | Credit derivatives financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (40)	R$ (140)
% per maturity term	0.10%	0.50%
Derivative liabilities [member] | Credit derivatives financial institutions [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1)	R$ (2)
Derivative liabilities [member] | Credit derivatives financial institutions [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(3)	(4)
Derivative liabilities [member] | Credit derivatives financial institutions [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(36)	(134)
Derivative liabilities [member] | Non deliverable forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (4,971)	R$ (3,384)
% per maturity term	10.40%	12.30%
Derivative liabilities [member] | Non deliverable forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1,891)	R$ (890)
Derivative liabilities [member] | Non deliverable forward [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,108)	(772)
Derivative liabilities [member] | Non deliverable forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(657)	(583)
Derivative liabilities [member] | Non deliverable forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(637)	(552)
Derivative liabilities [member] | Non deliverable forward [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(526)	(150)
Derivative liabilities [member] | Non deliverable forward [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (152)	R$ (437)